ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2016
ASSET RETIREMENT OBLIGATIONS
Schedule of movements in asset retirement obligations

	Thousands of Yen
	2015	2016
Balance at beginning of year	¥32,407	¥48,041
Liabilities incurred during the year	15,233	—
Accretion expense	401	964
Balance at end of year	¥48,041	¥49,005